Related party disclosures	12 Months Ended
Dec. 31, 2018
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Related party disclosures

27. Related party disclosures

The following transactions have been entered into with related parties for the year ended December 31, 2017 and 2018.

Novartis Pharma AG (“Novartis”) holds shares in the Company at December 31, 2016. On June 3, 2016, the Group issued 3,463,563 £1 unsecured convertible loan notes (the “Novartis Notes”) to Novartis and received £3,463,563 from Novartis in consideration (Note 18a).

The Group purchased goods and services from Novartis in the year as set out below:

	Year ended December 31,
	2016	2017	2018
Manufacture and supply of clinical trial material	968,219	4,610,106	60,027

The amount outstanding to be paid to Novartis at December 31, 2018 was £nil (2017: £nil; 2016: £35,249).

The purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions.

Employee Benefit Trust

In 2016 the Company set up an Employee Benefit Trust for the purposes of buying and selling shares on the employees’ behalf.

A total of £325,000 of funding was paid into the Trust by the Company during the year ended December 31, 2018 (2017:£nil).

A total of 163,000 shares were purchased by the Trust during the year ended December 31, 2018 (2017: nil). As at December 31, 2018 a cash balance of £21,762 (2017: £3,600) was held by the Trust.